Share-based payments - Summary of Movements for Equity and Cash-Settled LTIP Scheme (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year (in shares)	8,960	9,891
Number of options granted (in shares)	3,379	2,927
Number of options, Exercised during the period (in shares)	(2,401)	(1,606)
Number of options, Forfeited during the period (in shares)	(2,132)	(2,252)
Number of options, Outstanding at end of year (in shares)	7,806	8,960
Number of options, Exercisable at end of year (in shares)	513	661
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year (in shares)	196	243
Number of options granted (in shares)	94	58
Number of options, Exercised during the period (in shares)	(51)	(58)
Number of options, Forfeited during the period (in shares)	(41)	(47)
Number of options, Outstanding at end of year (in shares)	198	196
Number of options, Exercisable at end of year (in shares)	24	40